UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06073

Cash Management Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Cash Management Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.0%
Bank of Montreal:
0.18%, 12/11/2014	217,000,000	217,000,000
0.2%, 12/5/2014	44,000,000	44,000,000
0.2%, 1/12/2015	150,000,000	150,000,000
Bank of Nova Scotia:
0.24%, 3/3/2015	160,000,000	160,000,000
0.25%, 2/17/2015	47,500,000	47,500,000
1.85%, 1/12/2015	27,060,000	27,179,516
BNP Paribas, 0.05%, 10/7/2014	306,000,000	306,000,000
Canadian Imperial Bank of Commerce, 0.22%, 2/9/2015	40,008,000	40,008,699
China Construction Bank Corp.:
0.35%, 10/7/2014	50,000,000	50,000,000
0.35%, 10/17/2014	71,200,000	71,200,000
0.35%, 10/20/2014	75,300,000	75,300,000
Credit Suisse, 0.16%, 10/31/2014	76,500,000	76,500,000
DNB Bank ASA:
0.23%, 10/1/2014	100,000,000	100,000,000
0.23%, 10/9/2014	23,000,000	23,000,000
DZ Bank AG:
0.03%, 10/1/2014	94,000,000	94,000,000
0.25%, 10/3/2014	135,000,000	135,000,000
0.27%, 11/7/2014	112,750,000	112,750,000
0.31%, 2/13/2015	9,004,000	9,003,998
0.31%, 2/19/2015	25,000,000	25,000,000
Fortis Bank SA, 0.145%, 10/2/2014	100,000,000	100,000,014
Industrial & Commercial Bank of China Ltd.:
0.35%, 10/15/2014	80,000,000	80,000,000
0.36%, 10/2/2014	77,000,000	77,000,000
0.36%, 10/6/2014	29,000,000	29,000,000
Microsoft Corp., 1.625%, 9/25/2015	22,813,000	23,118,375
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 10/3/2014	53,000,000	53,000,000
National Australia Bank Ltd.:
1.6%, 8/7/2015	1,000,000	1,010,439
2.0%, 3/9/2015	20,000,000	20,147,737
Nordea Bank Finland PLC, 0.18%, 11/3/2014	200,000,000	200,000,909
Norinchukin Bank, 0.21%, 12/17/2014	85,000,000	85,000,000
Province of Ontario Canada, 2.95%, 2/5/2015	3,030,000	3,058,100
Rabobank Nederland NV:
0.245%, 3/13/2015	140,000,000	140,000,000
0.27%, 10/3/2014	65,000,000	65,000,000
Sumitomo Mitsui Banking Corp.:
0.11%, 10/7/2014	150,000,000	150,000,000
0.16%, 10/10/2014	29,000,000	29,000,000
Svenska Handelsbanken AB, 0.19%, 1/8/2015	115,993,000	115,993,000
The Toronto-Dominion Bank, 0.295%, 7/13/2015	91,400,000	91,400,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	34,000,000	35,160,390

Total Certificates of Deposit and Bank Notes (Cost $3,061,331,177)		3,061,331,177
Commercial Paper 41.1%
Issued at Discount ** 31.5%
Albion Capital Corp. SA, 0.099%, 10/3/2014	34,242,000	34,241,772
Alpine Securitization, 144A, 0.165%, 10/1/2014	120,800,000	120,800,000
Antalis U.S. Funding Corp., 144A, 0.099%, 10/3/2014	52,000,000	51,999,711
Apple, Inc.:
0.09%, 11/19/2014	25,000,000	24,996,938
0.09%, 12/8/2014	50,000,000	49,991,500
0.15%, 11/10/2014	20,000,000	19,996,667
0.18%, 2/6/2015	20,000,000	19,987,200
0.18%, 2/10/2015	20,000,000	19,986,800
0.22%, 6/17/2015	15,000,000	14,976,258
Bank Nederlandse Gemeenten, 0.245%, 6/2/2015	30,000,000	29,950,183
Bedford Row Funding Corp.:
144A, 0.19%, 1/5/2015	3,484,000	3,482,235
144A, 0.3%, 6/9/2015	50,000,000	49,895,417
144A, 0.31%, 10/27/2014	77,000,000	76,982,761
144A, 0.32%, 12/17/2014	35,500,000	35,475,702
144A, 0.32%, 4/1/2015	35,000,000	34,943,378
BMW U.S. Capital LLC, 144A, 0.08%, 10/7/2014	26,660,000	26,659,645
BNZ International Funding Ltd., 144A, 0.2%, 12/12/2014	100,000,000	99,960,000
Caisse Centrale Desjardins:
0.16%, 10/30/2014	4,000,000	3,999,484
0.17%, 10/1/2014	40,000,000	40,000,000
Caisse des Depots et Consignations, 144A, 0.22%, 2/17/2015	3,011,000	3,008,442
Catholic Health Initiatives, 0.2%, 12/10/2014	17,150,000	17,143,331
Charta Corp.:
144A, 0.02%, 10/1/2014	876,000	876,000
144A, 0.2%, 11/6/2014	75,000,000	74,985,000
Chevron Corp., 144A, 0.13%, 1/8/2015	82,500,000	82,470,506
Ciesco LLC, 144A, 0.2%, 11/6/2014	75,000,000	74,985,000
CNPC Finance HK Ltd.:
144A, 0.38%, 10/9/2014	22,000,000	21,998,142
144A, 0.4%, 11/3/2014	77,000,000	76,971,767
144A, 0.4%, 11/14/2014	60,000,000	59,970,667
144A, 0.4%, 11/17/2014	17,000,000	16,991,122
144A, 0.4%, 11/18/2014	25,000,000	24,986,667
Coca-Cola Co.:
0.1%, 10/23/2014	719,000	718,956
0.13%, 11/18/2014	26,500,000	26,495,407
0.19%, 11/3/2014	3,000,000	2,999,478
0.19%, 12/2/2014	50,000,000	49,983,639
0.2%, 2/18/2015	50,000,000	49,961,111
0.2%, 2/19/2015	40,800,000	40,768,040
0.21%, 3/6/2015	2,525,000	2,522,702
0.21%, 3/25/2015	43,913,000	43,868,172
Collateralized Commercial Paper Co., LLC, 0.2%, 2/2/2015	108,000,000	107,925,600
Collateralized Commercial Paper II Co., LLC:
144A, 0.2%, 1/2/2015	70,000,000	69,963,833
144A, 0.22%, 11/13/2014	112,000,000	111,970,569
CPPIB Capital, Inc.:
0.3%, 2/11/2015	21,000,000	20,976,725
0.3%, 2/17/2015	10,000,000	9,988,417
0.3%, 2/27/2015	10,000,000	9,987,583
CRC Funding LLC, 144A, 0.02%, 10/1/2014	6,000,000	6,000,000
Dexia Credit Local, 0.3%, 5/29/2015	50,927,000	50,825,146
DNB Bank ASA, 0.24%, 10/6/2014	34,000,000	33,998,867
Erste Abwicklungsanstalt:
144A, 0.15%, 11/19/2014	44,869,000	44,859,839
144A, 0.16%, 10/16/2014	35,000,000	34,997,667
144A, 0.165%, 11/18/2014	65,000,000	64,985,700
144A, 0.17%, 10/30/2014	29,372,000	29,367,978
144A, 0.17%, 12/1/2014	50,000,000	49,985,597
144A, 0.17%, 12/3/2014	50,000,000	49,985,125
144A, 0.17%, 12/10/2014	47,150,000	47,134,414
144A, 0.17%, 12/11/2014	100,000,000	99,966,472
144A, 0.17%, 12/17/2014	34,000,000	33,987,637
General Electric Capital Corp.:
0.23%, 2/9/2015	125,000,000	124,895,382
0.23%, 2/11/2015	20,108,000	20,090,914
Gotham Funding Corp.:
144A, 0.15%, 10/14/2014	40,000,000	39,997,833
144A, 0.16%, 10/20/2014	45,000,000	44,996,200
144A, 0.17%, 11/6/2014	93,300,000	93,284,139
Hannover Funding Co., LLC:
0.18%, 10/3/2014	7,000,000	6,999,930
0.18%, 10/8/2014	20,000,000	19,999,300
0.18%, 10/24/2014	26,700,000	26,696,930
0.18%, 11/13/2014	25,000,000	24,994,625
Macquarie Bank Ltd., 144A, 0.24%, 12/8/2014	95,000,000	94,956,933
Manhattan Asset Funding Co., LLC:
144A, 0.16%, 10/8/2014	50,000,000	49,998,444
144A, 0.175%, 11/3/2014	75,000,000	74,987,969
144A, 0.18%, 12/2/2014	10,000,000	9,996,900
144A, 0.19%, 10/7/2014	22,000,000	21,999,303
Matchpoint Master Trust, 0.11%, 10/2/2014	63,000,000	62,999,808
MetLife Short Term Funding LLC:
144A, 0.11%, 10/8/2014	18,905,000	18,904,596
144A, 0.13%, 10/27/2014	13,982,000	13,980,687
144A, 0.2%, 3/18/2015	23,462,000	23,440,102
Microsoft Corp., 0.07%, 11/5/2014	80,000,000	79,994,556
Nederlandse Waterschapsbank NV, 0.28%, 7/9/2015	90,000,000	89,803,300
Nestle Finance International Ltd., 0.19%, 2/11/2015	145,275,000	145,173,025
New York Life Capital Corp.:
144A, 0.1%, 11/6/2014	3,890,000	3,889,611
144A, 0.15%, 1/2/2015	20,750,000	20,741,959
Nieuw Amsterdam Receivables Corp., 144A, 0.19%, 1/6/2015	99,000,000	98,949,318
Nordea Bank AB:
0.18%, 11/3/2014	100,155,000	100,138,474
0.185%, 11/26/2014	45,900,000	45,886,791
0.2%, 2/9/2015	100,000,000	99,927,222
NRW.Bank, 0.13%, 10/6/2014	39,498,000	39,497,287
Old Line Funding LLC:
144A, 0.23%, 3/9/2015	106,000,000	105,892,322
144A, 0.24%, 1/6/2015	28,000,000	27,981,893
PepsiCo, Inc.:
0.07%, 11/13/2014	100,000,000	99,991,639
0.07%, 11/14/2014	100,000,000	99,991,444
0.09%, 10/10/2014	70,000,000	69,998,425
0.09%, 10/17/2014	20,000,000	19,999,200
0.11%, 10/3/2014	60,000,000	59,999,633
Philip Morris International, Inc., 144A, 0.03%, 10/21/2014	2,000,000	1,999,967
Procter & Gamble Co.:
0.13%, 1/8/2015	88,400,000	88,368,397
0.15%, 10/29/2014	64,000,000	63,992,533
0.15%, 1/15/2015	83,500,000	83,463,121
0.15%, 2/2/2015	104,000,000	103,946,267
PSP Capital, Inc.:
0.14%, 10/1/2014	5,190,000	5,190,000
0.15%, 12/9/2014	14,681,000	14,676,779
Roche Holdings, Inc.:
144A, 0.165%, 1/26/2015	110,750,000	110,690,610
144A, 0.165%, 2/2/2015	50,000,000	49,971,583
Schlumberger Investment SA:
144A, 0.12%, 10/31/2014	35,000,000	34,996,500
144A, 0.13%, 11/26/2014	75,000,000	74,984,833
Sinopec Century Bright Capital Investment Ltd.:
0.35%, 10/28/2014	160,000,000	159,958,000
0.35%, 11/7/2014	50,000,000	49,982,014
0.35%, 11/14/2014	53,000,000	52,977,328
Standard Chartered Bank:
0.25%, 2/2/2015	179,500,000	179,345,430
0.28%, 11/3/2014	183,500,000	183,452,902
Starbird Funding Corp., 144A, 0.14%, 11/3/2014	100,000,000	99,987,167
Suncorp-Metway Ltd., 0.24%, 11/20/2014	25,000,000	24,991,667
Svenska Handelsbanken AB, 0.18%, 10/14/2014	61,750,000	61,745,986
Swedbank AB, 0.25%, 10/1/2014	200,000,000	200,000,000
The Army & Air Force Exchange Service, 0.12%, 11/26/2014	40,000,000	39,992,533
Toronto-Dominion Holdings (U.S.A.), Inc, 0.28%, 6/5/2015	56,500,000	56,391,457
Toyota Motor Credit Corp., 0.12%, 10/6/2014	48,000,000	47,999,200
Unilever Capital Corp., 0.08%, 10/6/2014	16,000,000	15,999,822
United Overseas Bank Ltd.:
0.24%, 10/14/2014	28,000,000	27,997,573
0.26%, 1/5/2015	19,000,000	18,986,827
UnitedHealth Group, Inc., 144A, 0.18%, 10/1/2014	74,918,000	74,918,000
Victory Receivables Corp.:
144A, 0.16%, 10/9/2014	37,200,000	37,198,677
144A, 0.16%, 11/4/2014	3,962,000	3,961,401
Wal-Mart Stores, Inc., 0.04%, 10/1/2014	93,000,000	93,000,000
Westpac Securities NZ Ltd., 0.18%, 10/14/2014	36,529,000	36,526,626

		6,385,706,263
Issued at Par 9.6%
ANZ New Zealand International Ltd., 144A, 0.213% *, 1/12/2015	100,000,000	100,000,000
ASB Finance Ltd.:
144A, 0.243% *, 6/16/2015	100,000,000	100,000,000
144A, 0.269% *, 10/9/2014	1,000,000	1,000,009
Australia & New Zealand Banking Group Ltd.:
144A, 0.233% *, 4/30/2015	40,000,000	39,998,821
144A, 0.333% *, 8/18/2015	120,700,000	120,700,000
Banco del Estado de Chile, 0.23% *, 3/5/2015	43,300,000	43,300,000
Bank of Nova Scotia, 0.27% *, 1/13/2015	102,000,000	102,000,000
Barton Capital LLC, 144A, 0.183% *, 11/18/2014	26,037,000	26,036,954
Bedford Row Funding Corp.:
144A, 0.233% *, 6/26/2015	50,000,000	50,000,000
144A, 0.237%, 7/2/2015	45,000,000	45,000,000
BNZ International Funding Ltd.:
144A, 0.243% *, 6/10/2015	20,000,000	20,000,000
144A, 0.259% *, 2/2/2015	50,000,000	50,000,000
Caisse Centrale Desjardins, 144A, 0.235% *, 1/26/2015	100,000,000	99,996,786
Canadian Imperial Bank of Commerce, 0.234% *, 5/8/2015	50,000,000	50,000,000
DBS Bank Ltd., 144A, 0.242% *, 2/20/2015	35,000,000	35,001,169
Kells Funding LLC:
144A, 0.234% *, 10/22/2014	198,500,000	198,498,686
144A, 0.234% *, 11/17/2014	48,800,000	48,799,967
144A, 0.235% *, 10/10/2014	75,000,000	75,000,000
144A, 0.238% *, 1/27/2015	110,000,000	109,998,146
144A, 0.243% *, 2/5/2015	65,000,000	65,001,948
144A, 0.243% *, 2/13/2015	26,000,000	26,000,861
Kommunalbanken AS, 144A, 0.255% *, 1/26/2015	21,370,000	21,374,259
Macquarie Bank Ltd., 144A, 0.332% *, 10/24/2014	300,000	300,000
Nederlandse Waterschapsbank NV, 144A, 0.236% *, 11/3/2014	100,000,000	100,000,000
Old Line Funding LLC:
144A, 0.187% *, 2/2/2015	83,000,000	83,000,000
144A, 0.216% *, 12/5/2014	4,000,000	4,000,000
Royal Bank of Canada:
0.233% *, 2/12/2015	100,000,000	100,000,000
0.25% *, 12/11/2014	83,000,000	83,000,000
Versailles Commercial Paper LLC, 144A, 0.196% *, 10/3/2014	70,000,000	70,000,000
Wells Fargo Bank NA, 0.26% *, 9/9/2015	75,000,000	75,000,000
Westpac Banking Corp., 0.232% *, 2/20/2015	14,500,000	14,500,391

		1,957,507,997

Total Commercial Paper (Cost $8,343,214,260)		8,343,214,260
Government & Agency Obligations 4.6%
U.S. Government Sponsored Agencies 3.2%
Federal Farm Credit Bank:
0.137% *, 3/3/2016	35,000,000	35,000,000
0.3%, 8/17/2015	9,500,000	9,508,897
Federal Home Loan Bank:
0.125%, 9/2/2015	10,000,000	9,992,398
0.14%, 8/5/2015	31,200,000	31,186,100
0.19%, 9/1/2015	55,000,000	54,993,390
0.19%, 9/3/2015	27,500,000	27,495,503
0.2%, 9/17/2015	64,125,000	64,113,900
0.21%, 10/13/2015	40,000,000	39,988,400
0.25%, 10/2/2015	64,600,000	64,600,000
0.263%, 10/9/2015	79,825,000	79,825,000
Federal Home Loan Mortgage Corp.:
0.065% **, 10/16/2014	75,000,000	74,997,969
0.08% **, 11/26/2014	50,000,000	49,993,778
0.09% **, 2/2/2015	25,000,000	24,992,250
0.095% **, 10/2/2014	29,000,000	28,999,923
0.1% **, 10/28/2014	15,000,000	14,998,875
Federal National Mortgage Association, 0.095% **, 1/20/2015	30,000,000	29,991,212

		640,677,595
U.S. Treasury Obligations 1.4%
U.S. Treasury Bill, 0.005% **, 12/26/2014	50,000,000	49,999,403
U.S. Treasury Floating Rate Note, 0.085%, 7/31/2016	65,610,000	65,610,000
U.S. Treasury Notes:
0.25%, 12/15/2014	25,000,000	25,012,659
0.375%, 3/15/2015	57,350,000	57,435,142
2.125%, 11/30/2014	15,000,000	15,048,416
2.25%, 1/31/2015	75,000,000	75,555,679

		288,661,299

Total Government & Agency Obligations (Cost $929,338,894)		929,338,894
Short-Term Notes * 8.8%
American Honda Finance Corp., 144A, 0.459%, 11/3/2014	23,000,000	23,006,517
Bank of Nova Scotia, 0.334%, 8/24/2015	85,000,000	85,000,000
Canadian Imperial Bank of Commerce, 0.33%, 8/18/2015	176,750,000	176,750,000
Commonwealth Bank of Australia:
144A, 0.243%, 7/10/2015	180,000,000	180,000,000
144A, 0.514%, 1/29/2015	29,450,000	29,476,436
JPMorgan Chase Bank NA, 0.351%, 6/22/2015	164,250,000	164,250,000
Rabobank Nederland NV:
0.283%, 12/1/2014	190,500,000	190,500,000
0.283%, 4/10/2015	59,500,000	59,500,000
0.283%, 6/1/2015	70,000,000	70,000,000
0.307%, 7/6/2015	136,500,000	136,500,000
Svenska Handelsbanken AB, 144A, 0.311%, 10/3/2014	168,000,000	168,000,000
Wells Fargo Bank NA:
0.23%, 11/24/2014	17,810,000	17,810,000
0.25%, 12/10/2014	125,000,000	125,000,000
0.254%, 6/16/2015	125,000,000	125,000,000
Westpac Banking Corp.:
0.232%, 5/11/2015	110,000,000	110,000,000
0.249%, 5/4/2015	125,000,000	125,000,000

Total Short-Term Notes (Cost $1,785,792,953)		1,785,792,953
Time Deposits 13.9%
Australia & New Zealand Banking Group Ltd., 0.08%, 10/1/2014	300,000,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 10/1/2014	570,316,670	570,316,670
Banque Federative du Credit Mutuel, 0.09%, 10/1/2014	245,000,000	245,000,000
Fortis Bank SA, 0.01%, 10/1/2014	74,622,000	74,622,000
Natixis, 0.03%, 10/1/2014	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 10/1/2014	750,000,000	750,000,000
Standard Chartered Bank, 0.02%, 10/1/2014	579,000,000	579,000,000

Total Time Deposits (Cost $2,818,938,670)		2,818,938,670
Municipal Investment 1.8%
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.06% ***, 1/1/2018, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, AMT, 0.04% ***, 12/1/2025	25,000,000	25,000,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.11% ***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.11% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,520,000	15,520,000
Michigan, Finance Authority, School Loan:
Series B, 0.11% ***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.12% ***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, State Finance Authority Revenue, School Loan Revolving Fund, Series A, 144A, 0.09% ***, 9/1/2053, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.11% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.1% ***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.11% ***, 11/1/2039, LOC: Bank of America NA	9,840,000	9,840,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.42% ***, 5/1/2048, LOC: Bank of China	50,460,000	50,460,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.11% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.13% ***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.13% ***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.06% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	100,000	100,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.1% ***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
University of California, State Revenues, Series AL-4, 0.03% ***, 5/15/2048	23,000,000	23,000,000
Vermont, Economic Development Authority, TECP, 0.2%, 11/6/2014	30,000,000	30,000,000

Total Municipal Bonds and Notes (Cost $370,444,000)		370,444,000
Repurchase Agreements 14.9%
BNP Paribas, 0.23%, dated 1/9/2014, to be repurchased at $200,382,056 on 11/4/2014 (a) (b)	200,000,000	200,000,000
Federal Reserve Bank of New York, 0.0%, dated 9/30/2014, to be repurchased at $1,654,000,000 on 10/1/2014 (c)	1,654,000,000	1,654,000,000
JPMorgan Securities, Inc., 0.386%, dated 2/13/2014, to be repurchased at $153,096,594 on 2/13/2015 (a) (d)	152,500,000	152,500,000
JPMorgan Securities, Inc., 0.412%, dated 7/3/2014, to be repurchased at $358,737,659 on 12/30/2014 (a) (e)	358,000,000	358,000,000
Merrill Lynch & Co., Inc., 0.03%, dated 9/30/2014, to be repurchased at $42,000,035 on 10/1/2014 (f)	42,000,000	42,000,000
The Toronto-Dominion Bank, 0.06%, dated 9/30/2014, to be repurchased at $90,000,150 on 10/1/2014 (g)	90,000,000	90,000,000
Wells Fargo Securities LLC, 0.13%, dated 9/30/2014, to be repurchased at $150,000,542 on 10/1/2014 (h)	150,000,000	150,000,000
Wells Fargo Securities LLC, 0.3%, dated 9/30/2014, to be repurchased at $140,008,167 on 10/7/2014 (i)	140,000,000	140,000,000
Wells Fargo Securities LLC, 0.4%, dated 8/6/2014, to be repurchased at $236,736,500 on 11/4/2014 (j)	236,500,000	236,500,000

Total Repurchase Agreements (Cost $3,023,000,000)		3,023,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,332,059,954) †	100.1	20,332,059,954
Other Assets and Liabilities, Net	(0.1)	(20,511,853)

Net Assets	100.0	20,311,548,101

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2014.

†	The cost for federal income tax purposes was $20,332,059,954.
(a)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of September 30, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,360,000	Abbott Laboratories	5.3	5/27/2040	5,322,979
50,901	Apidos Cinco CDO Ltd.	0.463	5/14/2020	50,619
1	Apple, Inc.	0.45	5/3/2016	1
2,127,000	Archer-Daniels-Midland Co.	4.535	3/26/2042	2,235,323
1,600,000	Bank of America NA	0.654	5/8/2017	1,603,408
8,356,256	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.45-2.85	9/8/2017-9/8/2021	8,295,048
24,428	BlueMountain CLO Ltd.	1.627	10/29/2025	24,476
859,385	BPCE SA	1.613-2.5	7/25/2017-7/15/2019	862,512
14,975,031	Carlyle Global Market Strategies CLO Ltd.	1.354	7/15/2025	14,902,851
4,574,393	Caterpillar, Inc.	6.05	8/15/2036	5,841,660
1,050,000	Credit Agricole SA	1.083-1.625	4/15/2016-10/3/2016	1,075,515
2,772,287	Credit Suisse U.S.A., Inc.	5.125	8/15/2015	2,918,809
4,101,885	DNB Boligkreditt AS	2.1	10/14/2015	4,247,283
9,500,000	EI du Pont de Nemours & Co.	4.15	2/15/2043	9,265,968
1,612,478	Ford Credit Auto Owner Trust	0.58	12/15/2016	1,780,147
4,991,000	Genentech, Inc.	4.75	7/15/2015	5,258,975
1,273,659	General Electric Capital Corp.	1.5-6.875	7/12/2016-1/10/2039	1,324,240
5,875,000	John Deere Capital Corp.	0.7	9/4/2015	5,899,623
1,681,785	Korea Finance Corp.	4.625	11/16/2021	1,894,380
23,839,818	Korea National Oil Corp.	2.75	1/23/2019	24,361,579
4,331,388	Macquarie Bank Ltd.	3.45	7/27/2015	4,470,698
9,200,000	MasterCard, Inc.	3.375	4/1/2024	9,295,956
21,231,730	Mountain Hawk II CLO Ltd.	1.394	7/22/2024	20,880,982
7,289	NewMark Capital Funding CLO Ltd.	1.174	6/2/2025	7,115
3,516,000	Oracle Corp.	6.125	7/8/2039	4,464,099
4,909,000	Procter & Gamble Co.	3.15	9/1/2015	5,061,302
7,228,000	Shell International Finance BV	3.25	9/22/2015	7,437,644
53,117	SLM Student Loan Trust	0.374	10/27/2031	51,912
14,001,000	Societe Generale SA	2.75	10/12/2017	14,750,707
274,534	Stadshypotek AB	1.25	5/23/2018	272,360
8,931,954	State Grid Overseas Investment Ltd.	4.125	5/7/2024	9,462,162
5,255,162	The Toronto-Dominion Bank	1.5	3/13/2017	5,299,305
6,630,000	Total Capital SA	4.125	1/28/2021	7,293,254
3,610,000	Toyota Auto Receivables Owner Trust	0.4	12/15/2016	3,607,138
8,600,000	Walt Disney Co.	2.35	12/1/2022	8,396,921
11,769,601	Wells Fargo & Co.	3.676-4.6	6/15/2016-4/1/2021	13,365,571
Total Collateral Value				211,282,522

(c)	Collateralized by $1,539,164,900 U.S. Treasury Note, 3.125%, maturing on 5/15/2019 with a value of $1,672,037,158.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,288,000	Asset Backed Securities Corp. Home Equity Loan Trust	1.1	5/25/2035	6,829,429
63,650,000	College Loan Corp. Trust I	Zero Coupon	3/1/2042	43,082,491
1,463,261	Countrywide Home Equity Loan Trust	0.305	11/15/2036	1,289,414
49,704,498	CWHEQ Revolving Home Equity Loan Trust	0.293	4/15/2036	44,302,494
7,527,479	Home Equity Mortgage Loan Asset-Backed Trust	0.315	7/25/2037	6,734,698
3,511,748	HSI Asset Securitization Corp. Trust	0.345	1/25/2036	3,487,316
8,804,539	Mastr Asset Backed Securities Trust	0.455	5/25/2037	8,195,837
5,410,000	Nelnet Education Loan Funding, Inc.	Zero Coupon-1.5	2/25/2036	4,290,814
14,697,611	SLM Private Credit Student Loan Trust	0.634	6/15/2039	13,847,224
107,368	SLM Student Loan Trust	0.534	1/25/2041	99,199
16,424,000	Soundview Home Loan Trust	7.0	2/25/2038	13,982,885
12,746,459	Wrightwood Capital Real Estate CDO	0.554	11/21/2040	12,458,395
Total Collateral Value				158,600,196

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,203,491	Access Group, Inc.	0.634-0.835	7/25/2034-2/22/2044	1,117,232
17,519,361	ALESCO Preferred Funding VI Ltd.	0.703	3/23/2035	13,863,447
14,432,404	ALESCO Preferred Funding VII Ltd.	0.633	7/23/2035	12,652,335
4,012,172	ALESCO Preferred Funding VIII Ltd.	0.613	12/23/2035	3,164,893
3,109,185	ALESCO Preferred Funding VIII Ltd.	0.603	12/23/2035	2,450,166
28,624,347	ALESCO Preferred Funding X Ltd.	0.573	9/23/2036	21,977,596
6,908,383	ALESCO Preferred Funding XI Ltd.	0.563	12/23/2036	5,093,866
4,691,390	ALESCO Preferred Funding XII Ltd.	0.551	7/15/2037	3,633,416
1,420,000	AmeriCredit Automobile Receivables Trust	2.38	6/10/2019	1,434,830
4,025,000	Asset Backed Securities Corp. Home Equity Loan Trust	1.1	5/25/2035	3,771,742
5,000,000	Atlas Senior Loan Fund V Ltd.	1.796	7/16/2026	5,006,964
5,299,960	BankAmerica Manufactured Housing Contract Trust	6.8-6.9	1/10/2028-4/10/2028	5,538,172
5,000,000	BlueMountain CLO Ltd.	1.689	7/20/2026	5,014,632
7,624,973	Callidus Debt Partners CLO Fund VI Ltd.	0.493	10/23/2021	7,484,981
5,000,000	Carlyle Global Market Strategies CLO Ltd.	1.694	7/27/2026	5,001,100
14,372	Chase Funding Trust	0.735	11/25/2034	13,491
5,094,000	Chase Issuance Trust	0.413-0.573	12/16/2019-7/15/2020	5,092,139
1,659,660	Citigroup Mortgage Loan Trust, Inc.	0.8	8/25/2035	1,637,311
7,625,000	College Loan Corp. Trust I	5.448	1/25/2047	1,823,558
224,924,037	Commercial Mortgage Trust	0.32	12/10/2049	1,973,251
3,606,733	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	3,903,273
411,344	Conseco Financial Corp.	7.85	8/15/2025	413,467
843,515	Credit-Based Asset Servicing and Securitization LLC	3.95	1/25/2033	839,868
135,000	FREMF Mortgage Trust	4.57	12/25/2048	142,649
8,616,637	GCO Education Loan Funding Master Trust-II	Zero Coupon	8/27/2046	2,785,540
3,701,950	Green Tree Mortgage Loan Trust	0.555	12/25/2032	3,697,826
445,768,133	JP Morgan Chase Commercial Mortgage Securities Trust	0.041	12/12/2044	466,817
439,204	KeyCorp Student Loan Trust	0.424	6/27/2029	525,611
30,000,000	Nelder Grove CLO Ltd.	1.798	8/28/2016	30,053,229
11,271,000	Nelnet Student Loan Trust	0.354	4/25/2031	11,004,096
14,180,362	NewStar Commercial Loan Trust	0.474	9/30/2022	13,937,099
3,175,670	Northstar Education Finance, Inc.	0.335-0.985	10/28/2026-10/30/2045	3,160,480
11,480,028	N-Star REL CDO IV Ltd.	0.502-0.602	7/27/2040	11,390,852
47,000,000	Octagon Investment Partners XX Ltd.	1.675	8/12/2026	47,087,113
8,000,000	OZLM VI Ltd.	1.73	4/17/2026	7,985,288
18,000,000	Silver Spring CLO Ltd.	1.721	10/15/2026	17,960,724
31,691,019	SLM Private Credit Student Loan Trust	0.404-0.784	9/15/2020-12/15/2039	29,440,667
17,111,283	SLM Student Loan Trust	0.344-1.734	1/25/2021-3/15/2033	17,353,224
8,000,000	Steele Creek CLO Ltd.	1.734	8/21/2026	7,982,040
20,105,949	Trapeza CDO X Ltd.	0.571	7/6/2041	15,882,268
19,361,855	Trapeza CDO Xii Ltd.	0.521	4/6/2042	15,519,848
8,093,136	Trapeza CDO Xiii Ltd.	0.513	11/9/2042	6,319,254
1,601,461	US Education Loan Trust LLC	0.364	3/1/2025	1,600,959
10,000,000	West CLO Ltd.	1.713	7/18/2026	9,963,070
3,410,757	Westchester CLO Ltd.	0.465	8/1/2022	3,380,736
Total Collateral Value				370,541,120

(f)	Collateralized by $40,116,609 Government National Mortgage Association, with the various coupon rates from 3.0-5.0%, with various maturity dates of 2/15/2038-9/20/2044 with a value of $42,969,398.

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,000,000	Air Lease Corp.	2.125	1/15/2018	992,903
500,000	American International Group, Inc.	4.5	7/16/2044	507,905
868,336	Aon PLC	4.6	6/14/2044	896,543
250,000	Apple, Inc.	2.4	5/3/2023	241,403
10,100,000	AT&T, Inc.	2.375-3.9	11/27/2018-3/11/2024	10,359,973
5,821,548	Australia & New Zealand Banking Group Ltd.	0.842-2.4	10/6/2015-11/23/2016	6,054,669
5,400,371	Bank of Montreal	1.95-2.625	1/25/2016-1/30/2017	5,549,390
9,895,601	Bank of Nova Scotia	1.65-1.95	10/29/2015-1/30/2017	10,159,880
800,000	Caisse Centrale Desjardins	2.55	3/24/2016	822,984
2,705,509	Canadian Imperial Bank of Commerce	1.5-2.75	12/12/2014-1/27/2016	2,798,950
734,903	Caterpillar, Inc.	4.3	5/15/2044	775,052
5,521,501	Citigroup, Inc.	3.75-4.0	6/16/2024-8/5/2024	5,572,072
273,934	Comcast Corp.	4.2	8/15/2034	275,668
718,189	Commonwealth Bank of Australia	2.0-2.25	3/16/2017-6/18/2019	732,460
711,833	DIRECTV Holdings LLC	4.6	2/15/2021	782,504
3,003,557	EI du Pont de Nemours & Co.	6.5	1/15/2028	3,873,577
1,000,000	Fifth Third Bank	2.875	10/1/2021	992,573
1,000,000	Ford Motor Credit Co., LLC	3.664	9/8/2024	983,438
500,000	Genworth Holdings, Inc.	7.7	6/15/2020	622,038
200,000	Hartford Financial Services Group, Inc.	6.1	10/1/2041	262,728
375,000	Honeywell International, Inc.	4.25	3/1/2021	415,964
4,845,000	Qwest Corp.	7.2	11/10/2026	5,140,351
17,026,846	Royal Bank of Canada	1.2-2.2	9/19/2017-9/23/2019	17,391,476
163,000	Swedbank Hypotek AB	1.375	3/28/2018	161,532
1,771,000	Target Corp.	2.9	1/15/2022	1,776,089
6,800,000	The Toronto-Dominion Bank	1.5-2.2	7/29/2015-3/13/2017	6,888,622
154,047	Tiffany & Co.	4.9	10/1/2044	155,791
2,701,779	Time Warner, Inc.	2.1-4.65	6/1/2019-6/1/2044	2,720,321
1,106,556	Verizon Communications, Inc.	2.625-5.012	2/21/2020-8/21/2054	1,151,482
1,520,000	Walgreen Co.	3.1	9/15/2022	1,474,679
1,558,285	Westpac Banking Corp.	1.2-1.85	5/19/2017-11/26/2018	1,570,630
2,000,000	WPP Finance	3.75	9/19/2024	1,971,920
Total Collateral Value				94,075,567

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,513,455	Bank of New York Mellon Corp.	2.3	9/11/2019	17,431,979
6,311,388	Energy Transfer Partners LP	5.2	2/1/2022	6,881,334
17,943,423	ERP Operating LP	5.375	8/1/2016	19,705,432
175,765,196	FHLMC Multifamily Structured Pass Through Certificates	1.36-3.615	4/25/2020-6/25/2041	10,212,604
31,204,049	FREMF Mortgage Trust	5.048-5.405	9/25/2043-9/25/2045	33,673,160
19,900,000	Macquarie Group Ltd.	4.875	8/10/2017	21,739,589
13,265,000	Pacific Life Insurance Co.	9.25	6/15/2039	21,100,481
22,366,000	Wachovia Corp.	5.75	2/1/2018	25,638,979
Total Collateral Value				156,383,558

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,910,612	Energy Transfer Partners LP	4.65-5.2	6/1/2021-2/1/2022	49,055,280
57,957,542	Federal National Mortgage Association	4.0	7/1/2044	61,583,623
809,000	HSBC Holdings PLC	6.1	1/14/2042	1,046,074
1,451,000	Inter-American Development Bank	0.5-4.25	8/17/2015-9/17/2019	1,533,249
15,654,000	International Bank for Reconstruction & Development	Zero Coupon-7.95	2/15/2015-2/13/2023	15,605,072
152,000	International Bank for Reconstruction & Development Interest Strip	Zero Coupon	3/1/2015-7/15/2017	147,768
1,525,000	Nexen Energy ULC	7.5	7/30/2039	2,149,289
1,195,000	Petroleos Mexicanos	6.375	1/23/2045	1,380,857
12,784,833	Standard Chartered Bank	0.3	3/30/2015	12,766,650
Total Collateral Value				145,267,862

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,955,113	Actavis, Inc.	1.875	10/1/2017	12,105,219
19,231,000	CBS Corp.	2.3	8/15/2019	19,075,400
17,921,000	Cigna Corp.	2.75	11/15/2016	18,895,454
17,210,000	Comcast Corp.	5.7	5/15/2018	20,284,222
11,701,783	Corporate Office Properties LP	5.25	2/15/2024	12,639,856
18,383,000	Devon Energy Corp.	2.25	12/15/2018	18,576,849
9,869,763	Hartford Financial Services Group, Inc.	6.625	3/30/2040	12,948,241
6,973,454	Ohio Edison Co.	8.25	10/15/2038	11,353,655
12,178,003	Pioneer Natural Resources Co.	3.95	7/15/2022	12,688,606
29,144,492	Prudential Financial, Inc.	5.8-6.625	6/21/2040-11/16/2041	36,982,225
17,948,000	The Goldman Sachs Group, Inc.	3.7	8/1/2015	18,634,830
14,448,000	Time Warner Cable, Inc.	8.25	4/1/2019	19,185,524
19,201,000	TransAlta Corp.	4.75	1/15/2015	19,799,143
16,244,000	Wells Fargo & Co.	7.98	3/15/2018	17,956,118
Total Collateral Value				251,125,342

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(k)	$—	$17,309,059,954	$—	$17,309,059,954
Repurchase Agreements	$—	3,023,000,000	$—	3,023,000,000
Total	$—	$20,332,059,954	$—	$20,332,059,954

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(k)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014